Financial Assets and Liabilities - Summary of Consolidated Offsetting of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Financial Assets [Member] | Trade and Other Receivables [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	₱ 2,892	₱ 4,938
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	1,459	3,625
Net amount presented in the consolidated statements of financial position	1,433	1,313
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Foreign administrations [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	2,536	4,606
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	1,359	3,480
Net amount presented in the consolidated statements of financial position	1,177	1,126
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Domestic carriers [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	356	332
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	100	145
Net amount presented in the consolidated statements of financial position	256	187
Current Financial Liabilities [Member] | Accounts payable [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	66,972	79,255
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	5,914	2,375
Net amount presented in the consolidated statements of financial position	61,058	76,880
Current Financial Liabilities [Member] | Accounts payable [Member] | Suppliers and contractors [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	58,613	74,542
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	89	24
Net amount presented in the consolidated statements of financial position	58,524	74,518
Current Financial Liabilities [Member] | Accounts payable [Member] | Carriers and others [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	8,359	4,713
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	5,825	2,351
Net amount presented in the consolidated statements of financial position	₱ 2,534	₱ 2,362